Segment Information	12 Months Ended
Mar. 31, 2020
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 17: SEGMENT INFORMATION

The Company follows the provisions of ASC 280-10 Disclosures about Segments of an Enterprise and Related Information. This standard requires that companies disclose operating segments based on the manner in which management disaggregates the Company in making operating decisions. As of March 31, 2020, and for the year ended March 31, 2020, the Company operated in three segments. The segments are Financial Services (Trend Holdings), Technology (Zest Labs (which includes the operations of 440IoT Inc.)), and Commodities (Banner Midstream). As of March 31, 2019 and for the year ended March 31, 2019, the Company operated in one segment only, so therefore there is no breakout presented for that period. Home office costs are allocated to the three segments based on the relative support provided to those segments.

Year Ended March 31, 2020	Commodities	Financial	Technology	Total
Segmented operating revenues	$233	$175	$173	$581
Cost of revenues	94	-	165	259
Gross profit	139	175	8	322
Total operating expenses net of depreciation, amortization, and impairment	66	729	9,048	9,843
Depreciation and amortization	4	-	282	286
Other expense	(17)	-	(2,315)	(2,332)
Loss from continuing operations	$52	$(554)	$(11,637)	$(12,139)

Segmented assets as of March 31, 2020
Property and equipment, net	$3,423	$-	$542	$3,965
Oil and Gas Properties	$6,135	$-	$-	$6,135
Intangible assets, net	$9,353	$3,222	$-	$12,575
Capital expenditures	$-	$-	$-	$-